Pay vs Performance Disclosure	12 Months Ended
	Jan. 03, 2026 USD ($)	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total for CEO (1)	SCT Total for Former CEO (1)	CAP to Current CEO (2)	CAP to Former CEO (2)	Average SCT Total for Other NEOs (1)	Average CAP to Other NEOs (2)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($m)	Company Selected Measure
							Total Share-holder Return	Peer Group Total Share-holder Return (3)		Comp. Store Sales Growth	GAAP Operating Income ($m)
2024	$10,303,636	–	$2,396,573	–	$2,324,139	$1,196,441	$30.67	$219.96	$(366)	(0.7)%	$(713)
2023	$9,439,086	$4,139,044	$9,853,745	$(3,934,421)	$2,163,565	$875,625	$41.73	$162.36	$30	(0.3)%	$114
2022	–	$8,384,948	–	$(7,267,775)	$2,008,124	$(169,402)	$98.46	$114.02	$502	0.3%	$754
2021	–	$10,052,271	–	$24,632,043	$2,684,996	$4,775,021	$155.06	$173.50	$616	10.7%	$902
2020	–	$8,056,454	–	$7,289,919	$1,975,014	$2,044,128	$100.25	$145.42	$493	2.4%	$750

Company Selected Measure Name		Comparable Store Sales Growth
Named Executive Officers, Footnote
(1)    2024 CEO is Shane M. O'Kelly; other NEOs are Ryan P. Grimsland, Sridhar R. Donthi, Bruce M. Starnes, III and Herman L. Word, Jr.. 2023 CEOs are Shane M. O'Kelly and Thomas R. Greco (former); 2023 other NEOs are Ryan P. Grimsland, Anthony A. Iskander, Jeffrey W. Shepherd, Herman L. Word, Jr., Tammy M. Finley, Stephen Szilagyi, Robert B. Cushing, and Jason B. McDonell. 2022 CEO is Thomas R. Greco; 2022 other NEOs are Jeffrey W. Shepherd, Robert B. Cushing, Herman L. Word, Jr. and Reuben E. Slone. 2021 CEO is Thomas R. Greco; 2021 other NEOs are Jeffrey W. Shepherd, Robert B. Cushing, Reuben E. Slone, and Jason B. McDonell.

Peer Group Issuers, Footnote
(3)    Reflects total shareholder return indexed to $100 for the S&P 500 Retailing Index, which is an industry line peer group reported in the performance graph included in the Company’s 2024 Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 10,303,636	$ 9,439,086	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	2,396,573	$ 9,853,745	0	0	0
Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for CEO:

	Fiscal Year 2024		Fiscal Year 2023			Fiscal Year 2022		Fiscal Year 2021
	CEO (O’Kelly)	Avg. Other NEOs	CEO (O'Kelly)	CEO (Greco)	Avg. Other NEOs	CEO (Greco)	Avg. Other NEOs	CEO (Greco)	Avg. Other NEOs
SCT Total	$10,303,636	$2,324,139	$9,439,086	$4,139,044	$2,163,565	$8,384,948	$2,008,124	$10,052,271	$2,684,996
Minus SCT Equity	$7,880,422	$1,601,219	$8,117,093	$3,000,021	$1,268,778	$6,500,022	$1,087,542	$6,000,025	$987,593
Plus End of Year Fair Value of Equity Granted During FY Outstanding and Unvested at End of Year	$2,806,174	$694,439	$8,530,502	–	$517,216	$3,443,902	$635,235	$10,501,631	$1,685,480
Plus (Minus) Change in Fair Value from End of Prior Year to End of Year of Awards Granted in Any Prior Fiscal Year Outstanding and Unvested at End of Year	$(1,776,900)	$(172,589)	–	$(4,557,437)	$(328,064)	$(10,813,511)	$(1,485,175)	$10,287,185	$1,381,805
Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	$(1,055,915)	$(48,329)	–	$(516,006)	$(65,622)	$(1,783,092)	$(240,045)	$(209,019)	$10,333
Minus Fair Value at End of Prior Year of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	–	–	–	–	$142,692	–	–	–	–
Compensation Actually Paid	$2,396,573	$1,196,441	$9,853,745	$(3,934,421)	$875,625	$(7,267,775)	$(169,402)	$24,632,043	$4,775,021
EOY = End of Year; BOY = Beginning of Year, SCT = Summary Compensation Table, CAP = Compensation Actually Paid

Non-PEO NEO Average Total Compensation Amount	2,324,139	$ 2,163,565	2,008,124	2,684,996	1,975,014
Non-PEO NEO Average Compensation Actually Paid Amount	1,196,441	$ 875,625	(169,402)	4,775,021	2,044,128
Adjustment to Non-PEO NEO Compensation Footnote
(2)    The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Reconciliation of SCT to CAP for CEO:

	Fiscal Year 2024		Fiscal Year 2023			Fiscal Year 2022		Fiscal Year 2021
	CEO (O’Kelly)	Avg. Other NEOs	CEO (O'Kelly)	CEO (Greco)	Avg. Other NEOs	CEO (Greco)	Avg. Other NEOs	CEO (Greco)	Avg. Other NEOs
SCT Total	$10,303,636	$2,324,139	$9,439,086	$4,139,044	$2,163,565	$8,384,948	$2,008,124	$10,052,271	$2,684,996
Minus SCT Equity	$7,880,422	$1,601,219	$8,117,093	$3,000,021	$1,268,778	$6,500,022	$1,087,542	$6,000,025	$987,593
Plus End of Year Fair Value of Equity Granted During FY Outstanding and Unvested at End of Year	$2,806,174	$694,439	$8,530,502	–	$517,216	$3,443,902	$635,235	$10,501,631	$1,685,480
Plus (Minus) Change in Fair Value from End of Prior Year to End of Year of Awards Granted in Any Prior Fiscal Year Outstanding and Unvested at End of Year	$(1,776,900)	$(172,589)	–	$(4,557,437)	$(328,064)	$(10,813,511)	$(1,485,175)	$10,287,185	$1,381,805
Plus (Minus) Change in Fair Value from End of Prior Year to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	$(1,055,915)	$(48,329)	–	$(516,006)	$(65,622)	$(1,783,092)	$(240,045)	$(209,019)	$10,333
Minus Fair Value at End of Prior Year of Awards Granted in Prior Year that were Forfeited During the Fiscal Year	–	–	–	–	$142,692	–	–	–	–
Compensation Actually Paid	$2,396,573	$1,196,441	$9,853,745	$(3,934,421)	$875,625	$(7,267,775)	$(169,402)	$24,632,043	$4,775,021
EOY = End of Year; BOY = Beginning of Year, SCT = Summary Compensation Table, CAP = Compensation Actually Paid

Compensation Actually Paid vs. Total Shareholder Return
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with the Company's TSR, as intended.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income

The graph below reflects the relationship between the CEO and Average Other NEO CAP and our GAAP Net Income. GAAP net income is not used as a metric in either our short-term or long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Company-Selected Measures

The graph below reflects the relationship between CEO and Average Other NEO CAP versus Comp Store Sales Growth and GAAP Operating Income. Each of these measures determined one third of 2024 AIP and are important top-line and profitability measures that support long-term shareholder value creation.

Total Shareholder Return Vs Peer Group
Relationship between Company TSR and Peer Group TSR; CAP and Company TSR
The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are strongly aligned with the Company's TSR, as intended.

Tabular List, Table

Comparable Store Sales Growth
GAAP Operating Income
Relative Total Shareholder Return (RTSR)

Total Shareholder Return Amount	30.67	$ 41.73	98.46	155.06	100.25
Peer Group Total Shareholder Return Amount	219.96	162.36	114.02	173.50	145.42
Net Income (Loss)	$ (366,000,000)	$ 30,000,000	$ 502,000,000	$ 616,000,000	$ 493,000,000
Company Selected Measure Amount	(0.007)	(0.003)	0.003	0.107	0.024
Additional 402(v) Disclosure		Comparable Store Sales Growth and GAAP Operating Income were selected as the Company-selected measures for the Pay versus Performance table that follows because these metrics have the strongest alignment with the key attributes of strategic and operating plans and help drive the creation of long-term shareholder value.
PEO Total Compensation Amount, Former	$ 0	$ 4,139,044	$ 8,384,948	$ 10,052,271	$ 8,056,454
PEO Actually Paid Compensation Amount, Former	$ 0	$ (3,934,421)	$ (7,267,775)	$ 24,632,043	$ 7,289,919
PEO Name, Former		Thomas R. Greco
Measure:: 1
Pay vs Performance Disclosure
Name		Comparable Store Sales Growth
Measure:: 2
Pay vs Performance Disclosure
Other Performance Measure, Amount	(713,000,000)	114,000,000	754,000,000	902,000,000	750,000,000
Name		GAAP Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name		Relative Total Shareholder Return (RTSR)
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,880,422)	$ (8,117,093)
PEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,806,174	8,530,502
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,776,900)	0
PEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,055,915)	0
PEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,268,778)	$ (1,087,542)	$ (987,593)
Non-PEO NEO | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		517,216	635,235	1,685,480
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(328,064)	(1,485,175)	1,381,805
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(65,622)	(240,045)	10,333
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(142,692)	0	0
PEO, Former [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,601,219)	(3,000,021)	(6,500,022)	(6,000,025)
PEO, Former [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	694,439	0	3,443,902	10,501,631
PEO, Former [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,589)	(4,557,437)	(10,813,511)	10,287,185
PEO, Former [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,329)	(516,006)	(1,783,092)	(209,019)
PEO, Former [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0